UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Baker Ellis Asset Management
           -----------------------------------------------------
Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Barnes Ellis
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  503-227-5778
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                     Portland, OR                     7/19/2007
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           172
                                         ------------
Form 13F Information Table Value Total:  $154,357,386
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3m Company                     Common Stock     88579Y101   520740    6000          Sole    None       6000      0    0
Abbott Laboratories            Common Stock     002824100  5202650   97155          Sole    None      97155      0    0
Aberdeen Asia Income Fd                         003009107   813534  127313          Sole    None     127313      0    0
Aetna Inc.                     Common Stock     00817Y108   335920    6800          Sole    None       6800      0    0
Albany Intl Corp Newcl A       Common Stock     012348108  1215222   30050          Sole    None      30050      0    0
Alcoa                          Common Stock     013817101   324240    8000          Sole    None       8000      0    0
Alexander & Baldwin Inc.       Common Stock     014482103   318660    6000          Sole    None       6000      0    0
Allstate                       Common Stock     020002101   535629    8708          Sole    None       8708      0    0
Altria Group                   Common Stock     718154107  1367730   19500          Sole    None      19500      0    0
Amerco 8.50% Ser A Cum Pfd                      023586209   264472   10400          Sole    None      10400      0    0
America Movil SA de C.V.       Common Stock     02364W105   366935    5925          Sole    None       5925      0    0
American Express               Common Stock     025816109  2174643   35545          Sole    None      35545      0    0
American Safety Insurance      Common Stock     G02995101   371748   15600          Sole    None      15600      0    0
Group
Anadarko Pete Corp             Common Stock     032511107   696354   13394          Sole    None      13394      0    0
Apollo Investment              Common Stock     03761U106   294824   13700          Sole    None      13700      0    0
AptarGroup Inc                 Common Stock     038336103   284551    8002          Sole    None       8002      0    0
Ares Cap Corp Com              Common Stock     04010L103   232395   13792          Sole    None      13792      0    0
AT&T                           Common Stock     00206R102   595442   14348          Sole    None      14348      0    0
Automatic Data Processing      Common Stock     053015103  1260220   26000          Sole    None      26000      0    0
Baldwin Technology Inc Cl A    Common Stock     058264102   599382   99400          Sole    None      99400      0    0
Ball Corp                      Common Stock     058498106   446628    8400          Sole    None       8400      0    0
Bank of America                Common Stock     060505104   999751   20449          Sole    None      20449      0    0
Bank of New York Inc           Common Stock     064057102   663040   16000          Sole    None      16000      0    0
Bank Of Nova Scotia Halifax    Common Stock     064149107   200203    4100          Sole    None       4100      0    0
Basf Ag Spons Adr              Common Stock     055262505   619565    4740          Sole    None       4740      0    0
BCE                            Common Stock     05534B760   395812   10474          Sole    None      10474      0    0
Beckman Coulter                Common Stock     075811109   380318    5880          Sole    None       5880      0    0
Berkshire Hathaway Cl A        Common Stock     084670108  1313700      12          Sole    None         12      0    0
Berkshire Hathaway Cl B        Common Stock     084670207  3525690     978          Sole    None        978      0    0
BJ Services Co                 Common Stock     055482103   457884   16100          Sole    None      16100      0    0
Boeing                         Common Stock     097023105   304250    3164          Sole    None       3164      0    0
BP p.l.c.                      Common Stock     055622104  1516238   21018          Sole    None      21018      0    0
Bristol Myers Squibb           Common Stock     110122108   826493   26188          Sole    None      26188      0    0
BSD Medical Corp Del           Common Stock     055662100   381210   58200          Sole    None      58200      0    0
Canon Inc Adr New              Common Stock     138006309   276428    4714          Sole    None       4714      0    0
Cedar Shopping Ctrs Inc        Common Stock     150602209   542430   37800          Sole    None      37800      0    0
Cemex SAB de CV                Common Stock     151290889  1997766   54140          Sole    None      54140      0    0
Central Euro Fd                                 153436100   220336    4261          Sole    None       4261      0    0
Central Fd Cda Cl A                             153501101   286646   31500          Sole    None      31500      0    0
ChevronTexaco                  Common Stock     166764100  2997576   35583          Sole    None      35583      0    0
Citigroup                      Common Stock     172967101  2101360   40970          Sole    None      40970      0    0
Clorox Co Del                  Common Stock     189054109   434700    7000          Sole    None       7000      0    0
Conoco Phillips                Common Stock     718507106  3145346   40068          Sole    None      40068      0    0
Costco Wholesale               Common Stock     22160K105   773927   13225          Sole    None      13225      0    0
Deere & Company                Common Stock     244199105  1193997    9889          Sole    None       9889      0    0
Deutsche Telekom A Gspon Adr   Common Stock     251566105   688534   37400          Sole    None      37400      0    0
Dominion Resources Inc Va New  Common Stock     25746U109   460032    5330          Sole    None       5330      0    0
Donnelley R R & Sons           Common Stock     257867101   301092    6920          Sole    None       6920      0    0
Dow Chemical                   Common Stock     260543103   280575    6345          Sole    None       6345      0    0
Dow Jones & Co                 Common Stock     260561105   243932    4246          Sole    None       4246      0    0
Du Pont                        Common Stock     263534109  1000022   19670          Sole    None      19670      0    0
E.On AG Adr                    Common Stock     268780103  1200210   21571          Sole    None      21571      0    0
Eli Lilly                      Common Stock     532457108   260624    4664          Sole    None       4664      0    0
Emc Ins Group Inc              Common Stock     268664109   446201   17977          Sole    None      17977      0    0
Encana                         Common Stock     292505104  1882885   30640          Sole    None      30640      0    0
EOG Resources                  Common Stock     26875P101   438433    6001          Sole    None       6001      0    0
Euro Currency Tst                               23130C108   601873    4435          Sole    None       4435      0    0
Exxon Mobil                    Common Stock     30231G102  1257325   14989          Sole    None      14989      0    0
Fedex Corp.                    Common Stock     31428X106   529881    4775          Sole    None       4775      0    0
Fiserv Inc                     Common Stock     337738108   227200    4000          Sole    None       4000      0    0
Flextronics                    Common Stock     Y2573F102   539730   49975          Sole    None      49975      0    0
Fomento Economico Mexicano     Common Stock     344419106  1786700   45440          Sole    None      45440      0    0
General Electric               Common Stock     369604103  1889309   49355          Sole    None      49355      0    0
GlaxoSmithKline Plc Sponsored  Common Stock     37733W105   238388    4552          Sole    None       4552      0    0
Adr
Gruma ADR                      Common Stock     400131306  2094611  157845          Sole    None     157845      0    0
H.J. Heinz                     Common Stock     423074103   618059   13020          Sole    None      13020      0    0
Hartford Financial Services    Common Stock     416515104   396010    4020          Sole    None       4020      0    0
Group
Hawkins                        Common Stock     420261109   322333   20863          Sole    None      20863      0    0
Hershey Co                     Common Stock     427866108   222728    4400          Sole    None       4400      0    0
Hewlett-Packard                Common Stock     428236103  1104006   24742          Sole    None      24742      0    0
Honda Motors                   Common Stock     438128308   563402   15525          Sole    None      15525      0    0
Honeywell International        Common Stock     438516106   687178   12210          Sole    None      12210      0    0
Hospira Inc                    Common Stock     441060100   390595   10005          Sole    None      10005      0    0
Hsbc Holdings Plc Adr          Common Stock     404280406   451049    4915          Sole    None       4915      0    0
Imperial Oil Ltd Com New       Common Stock     453038408  1786672   38472          Sole    None      38472      0    0
India Fund                                      454089103   553591   12682          Sole    None      12682      0    0
Industrias Bachoco SA ADR      Common Stock     456463108   659491   20304          Sole    None      20304      0    0
Ingersoll Rand                 Common Stock     G4776G101   495572    9040          Sole    None       9040      0    0
Ingram Micro Inc               Common Stock     457153104   429858   19800          Sole    None      19800      0    0
Intel                          Common Stock     458140100  2136789   90008          Sole    None      90008      0    0
Investors Title                Common Stock     461804106   586692   11599          Sole    None      11599      0    0
Ishares Hong Kong Index Fd     Common Stock     464286871   396566   23300          Sole    None      23300      0    0
Ishares Japan Index Fd         Common Stock     464286848   680736   46915          Sole    None      46915      0    0
Ishares Malaysia Free Index    Common Stock     464286830  2122867  179904          Sole    None     179904      0    0
Ishares Msci Germany Index Fd  Common Stock     464286806   375197   11325          Sole    None      11325      0    0
Ishares Singapore Index Fd     Common Stock     464286673  7758432  568800          Sole    None     568800      0    0
Ishares Taiwan Index Fd        Common Stock     464286731   258415   16150          Sole    None      16150      0    0
ITT Inds Inc                   Common Stock     450911102   289643    4242          Sole    None       4242      0    0
Johnson & Johnson              Common Stock     478160104   698462   11335          Sole    None      11335      0    0
K Tron Int'l                   Common Stock     482730108  1903535   18935          Sole    None      18935      0    0
Kellogg                        Common Stock     487836108   212339    4100          Sole    None       4100      0    0
Khd Humboldt Wedag Intl        Common Stock     482462108  2537266   41418          Sole    None      41418      0    0
Kraft Foods Inc Cl A           Common Stock     50075N104   475663   13494          Sole    None      13494      0    0
Kroger                         Common Stock     501044101  2033377   72285          Sole    None      72285      0    0
Liberty Global Inc             Common Stock     530555101   352164    8581          Sole    None       8581      0    0
Lincoln National               Common Stock     534187109   567600    8000          Sole    None       8000      0    0
Macys Inc (formerly Federated  Common Stock     55616P104   548168   13780          Sole    None      13780      0    0
Dept)
Marathon Oil Corp              Common Stock     565849106  1100385   18352          Sole    None      18352      0    0
Markel Corp                    Common Stock     570535104   242764     501          Sole    None        501      0    0
Mercer Ins Group               Common Stock     587902107   400049   20103          Sole    None      20103      0    0
Merck                          Common Stock     589331107   375193    7534          Sole    None       7534      0    0
Mexican Restaurants            Common Stock     59283R104   142305   17900          Sole    None      17900      0    0
Mfri Inc                       Common Stock     552721102  1629521   58218          Sole    None      58218      0    0
Microsoft                      Common Stock     594918104  1028387   34896          Sole    None      34896      0    0
Mine Safety Appliances         Common Stock     602720104   262603    6001          Sole    None       6001      0    0
Mitsubishi Ufj nl Group Inc    Common Stock     606822104   144362   13100          Sole    None      13100      0    0
Sponsored
Molson Coors Co Cl B           Common Stock     60871R209   564006    6100          Sole    None       6100      0    0
Monsanto Co New                Common Stock     61166W101   346074    5124          Sole    None       5124      0    0
Morgan Stanley India Fund                       61745C105   355421    7900          Sole    None       7900      0    0
Multi Color Corp.              Common Stock     625383104   462890   11775          Sole    None      11775      0    0
Natco Group Inc Cl A           Common Stock     63227W203   824116   17900          Sole    None      17900      0    0
New York Times                 Common Stock     650111107   520700   20500          Sole    None      20500      0    0
Nexen                          Common Stock     65334H102  1663452   54080          Sole    None      54080      0    0
Norfolk Southern Crp           Common Stock     655844108   327248    6225          Sole    None       6225      0    0
Norsk Hydro ASA                Common Stock     656531605  1921154   50200          Sole    None      50200      0    0
Northrop Grumman Corp.         Common Stock     666807102   224577    2884          Sole    None       2884      0    0
Northwest Natural Gas          Common Stock     667655104   251135    5437          Sole    None       5437      0    0
Northwest Pipe                 Common Stock     667746101  1636575   46010          Sole    None      46010      0    0
Novartis Ag Adr                Common Stock     66987V109  1907501   34020          Sole    None      34020      0    0
Nuveen Floating Rate Income                     67072T108   151762   10650          Sole    None      10650      0    0
Paccar Inc                     Common Stock     693718108   261120    3000          Sole    None       3000      0    0
Penn Virginia                  Common Stock     707882106   209040    5200          Sole    None       5200      0    0
Pepsico                        Common Stock     713448108   564195    8700          Sole    None       8700      0    0
Perini Corp                    Common Stock     713839108   652218   10600          Sole    None      10600      0    0
Petroleo Brasileiro            Common Stock     71654V408   955607    7880          Sole    None       7880      0    0
Petroleo Brasileiro Cl A       Common Stock     71654V101  1865028   17482          Sole    None      17482      0    0
Pfizer                         Common Stock     717081103  1498735   58613          Sole    None      58613      0    0
Pimco Floating Rate Strategy                    72201J104   586800   30000          Sole    None      30000      0    0
Fd
Plum Creek Timber              Common Stock     729251108   395770    9500          Sole    None       9500      0    0
Pope Res Ptnshp                Common Stock     732857107   204372    4200          Sole    None       4200      0    0
Potlatch Corp                  Common Stock     737630103   217402    5050          Sole    None       5050      0    0
Powershares Ftse Ra US 1000                     73935X583   865160   13925          Sole    None      13925      0    0
Procter & Gamble               Common Stock     742718109  1120082   18305          Sole    None      18305      0    0
ProLogis                                        743410102   401714    7060          Sole    None       7060      0    0
Radvision Ltd                  Common Stock     M81869105   420600   20000          Sole    None      20000      0    0
Rayonier                       Common Stock     754907103  1714531   37982          Sole    None      37982      0    0
Regis Corp                     Common Stock     758932107   392062   10250          Sole    None      10250      0    0
Rush Enterprises Cl B          Common Stock     781846308   384249   18350          Sole    None      18350      0    0
Schering Plough                Common Stock     806605101  1664459   54680          Sole    None      54680      0    0
Schlumberger Limited           Common Stock     806857108   543616    6400          Sole    None       6400      0    0
SK Telecom Co Ltd Adr          Common Stock     78440P108   341875   12500          Sole    None      12500      0    0
Southern Co                    Common Stock     842587107   286321    8350          Sole    None       8350      0    0
Southern Union Co              Common Stock     844030106   881038   27034          Sole    None      27034      0    0
St Mary Ld & Expl Co           Common Stock     792228108   260002    7100          Sole    None       7100      0    0
Stancorp FInancial             Common Stock     852891100  1834438   34955          Sole    None      34955      0    0
Streettracks Gold Shrs                          863307104  1596466   24840          Sole    None      24840      0    0
Sunoco Inc                     Common Stock     86764P109   219996    2761          Sole    None       2761      0    0
Superior Energy Services Inc   Common Stock     868157108   255488    6400          Sole    None       6400      0    0
Swiss Francs Currency Tst                       23129V109   885924   10800          Sole    None      10800      0    0
Syngenta AG                    Common Stock     87160A100  2078667   53395          Sole    None      53395      0    0
Temple Inland                  Common Stock     879868107  1249059   20300          Sole    None      20300      0    0
Texas Instruments              Common Stock     882508104   338670    9000          Sole    None       9000      0    0
Tidewater                      Common Stock     886423102   819313   11559          Sole    None      11559      0    0
Todco Com                      Common Stock     888STK969   335880    7200          Sole    None       7200      0    0
Toronto Dominion Bk            Common Stock     891160509   231153    3375          Sole    None       3375      0    0
Transocean Sedco Forex         Common Stock     G90078109   593488    5600          Sole    None       5600      0    0
Travelers Cos Inc              Common Stock     89417e109   268088    5011          Sole    None       5011      0    0
UGI Corp                       Common Stock     902681105   608344   22300          Sole    None      22300      0    0
Union Pacic                    Common Stock     907818108   993168    8625          Sole    None       8625      0    0
United Parcel Svc Inc          Common Stock     911312106   354050    4850          Sole    None       4850      0    0
United Technologies            Common Stock     913017109  4553776   64201          Sole    None      64201      0    0
US Bancorp                     Common Stock     902973304  1465550   44478          Sole    None      44478      0    0
Veolia Environnement SA        Common Stock     92334N103   452240    5775          Sole    None       5775      0    0
Verizon Communications         Common Stock     92343V104   650522   15800          Sole    None      15800      0    0
Walt Disney                    Common Stock     254687106   602229   17640          Sole    None      17640      0    0
Washington Group Int'l         Common Stock     938862208   890511   11130          Sole    None      11130      0    0
Wells Fargo & Co               Common Stock     949746101  3222275   91620          Sole    None      91620      0    0
Willis Group Holding           Common Stock     G96655108   220300    5000          Sole    None       5000      0    0
Wyeth                          Common Stock     983024100  2434885   42464          Sole    None      42464      0    0
Yamana Gold Inc                Common Stock     98462Y100   431456   38800          Sole    None      38800      0    0
Yum! Brands                    Common Stock     988498101   553622   16920          Sole    None      16920      0    0
Zimmer Holdings                Common Stock     98956P102   291002    3428          Sole    None       3428      0    0